UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Callisto Capital Management Inc.
Address: 420 Madison Avenue, Suite 400
         New York, NY  10017

13F File Number:  28-05579

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Danielle Danese
Title:     President
Phone:     212-688-4300

Signature, Place, and Date of Signing:

     /s/ Danielle Danese     New York, NY     July 29, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $18,634 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM              000886101      536   230000 SH       Sole                   230000        0        0
ADVANCED DIGITAL INFORMATION   COM              007525108      914    91500 SH       Sole                    91500        0        0
AGERE SYS INC                  CL A             00845V100      233   100000 SH       Sole                   100000        0        0
AVID TECHNOLOGY INC            COM              05367P100     2461    70166 SH       Sole                    70166        0        0
CADENCE DESIGN SYSTEM INC      COM              127387108     1475   122304 SH       Sole                   122304        0        0
COMCAST CORP NEW               CL A             20030N101      683    22645 SH       Sole                    22645        0        0
COMPUTER TASK GROUP INC        COM              205477102       26     9000 SH       Sole                     9000        0        0
CONCORD COMMUNICATIONS INC     COM              206186108       67     4900 SH       Sole                     4900        0        0
FILENET CORP                   COM              316869106      264   170000 SH       Sole                   170000        0        0
GLOBESPANVIRATA INC            COM              37957V106      885   107218 SH       Sole                   107218        0        0
INTERVOICE INC NEW             COM              461142101      830   168000 SH       Sole                   168000        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105      962    83201 SH       Sole                    83201        0        0
LUCENT TECHNOLOGIES INC        COM              549463107      493   242900 SH       Sole                   242900        0        0
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110      351    13400 SH       Sole                    13400        0        0
NORTEL NETWORKS CORP NEW       COM              656568102     1525   556700 SH       Sole                   556700        0        0
QGLQH7                         COM              37957V9H1        1     1000 SH  Call Sole                     1000        0        0
QQAVS27                        COM              6K799W9S5        0     3500 SH  Put  Sole                     3500        0        0
QQAVS31                        COM              6K799W9S5        2     1500 SH  Put  Sole                     1500        0        0
QQZXSV                         COM              8E31772          0       50 SH  Call Sole                       50        0        0
QQZXV10                        COM              8D14781          0       50 SH  Call Sole                       50        0        0
QQZXV12                        COM              8D14782          0       20 SH  Call Sole                       20        0        0
STAMPS COM INC                 COM              852857101      288    60000 SH       Sole                    60000        0        0
TIME WARNER TELECOM INC        CL A             887319101     1210   190000 SH       Sole                   190000        0        0
TRANSWITCH CORP                COM              894065101     1588  1167874 SH       Sole                  1167874        0        0
TYCO INTL LTD NEW              COM              902124106     1917   101000 SH       Sole                   101000        0        0
UBIQUITEL INC                  COM              903474302      134   100000 SH       Sole                   100000        0        0
US LEC CORP                    CL A             90331S109      511   133900 SH       Sole                   133900        0        0
VITESSE SEMICONDUCTOR CORP     COM              928497106     1278   259704 SH       Sole                   259704        0        0